SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current tax expense	$ 20,720	$ 5,347
Income tax expense	$ 20,720	$ 5,347